Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY-VERSUS-PERFORMANCE TABLE

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for First PEO ($)(1)(2)	Summary Compensation Table Total for Second PEO ($)(1)(2)	Compensation Actually Paid to First PEO ($)(1)(3)	Compensation Actually Paid to Second PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(3)	TSR	Peer Group TSR(4)	Net Income ($,000)	Consolidated Operating Income ($,000)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)

2026	11,904,992	—	10,883,281	—	3,824,621	3,446,056	181.8	42.6	1,024,071	1,262,903
2025	10,051,429	614,513	2,465,345	(11,941,432)	3,661,555	635,661	203.0	39.0	966,091	1,179,092
2024	—	14,258,412	—	30,785,255	4,586,787	10,222,055	284.9	43.0	759,563	927,514
2023	—	11,391,476	—	21,415,165	2,961,401	4,799,279	136.1	51.8	516,822	652,751
2022	—	10,854,934	—	6,190,970	3,867,018	2,845,438	82.9	77.6	451,949	564,707

Company Selected Measure Name	consolidated operating income
Named Executive Officers, Footnote	Mr. Caroti (referred to in the table above as our “First PEO”) served as PEO beginning August 1, 2024. Mr. Powers (referred to in the table above as our “Second PEO”) served as PEO for each of the covered fiscal years through July 31, 2024. Accordingly, separate columns are presented for our PEO only for fiscal 2025, the year in which we had two PEOs. The table below includes the name of each individual serving as an NEO during each of our last five fiscal years, including any person who served as our PEO during any portion of such fiscal years:

Fiscal Year	PEO	Non-PEO NEOs

2026	Stefano Caroti	Steven J. Fasching, Anne Spangenberg, Robin Spring-Green and Thomas Garcia
2025	Stefano Caroti (First PEO) Dave Powers (Second PEO)	Steven J. Fasching, Anne Spangenberg, Thomas Garcia, and Robin Spring-Green
2024	Dave Powers	Steven J. Fasching, Stefano Caroti, Anne Spangenberg and Thomas Garcia
2023	Dave Powers	Steven J. Fasching, Stefano Caroti, Anne Spangenberg and Thomas Garcia
2022	Dave Powers	Steven J. Fasching, David E. Lafitte, Stefano Caroti and Wendy Yang

Peer Group Issuers, Footnote	The TSR peer group consists of the S&P 500 Apparel, Accessories & Luxury Goods Index.
PEO Total Compensation Amount	$ 11,904,992		$ 14,258,412	$ 11,391,476	$ 10,854,934
PEO Actually Paid Compensation Amount	$ 10,883,281		30,785,255	21,415,165	6,190,970
Adjustment To PEO Compensation, Footnote	The table below provides the adjustments made to the "Summary Compensation Table" total compensation to arrive at the CAP to our PEOs, and the average CAP to our Non-PEO NEOs.

CALCULATION OF COMPENSATION ACTUALLY PAID(a)

Fiscal Year	NEOs	Summary Compensation Table Total ($)(b)	Minus - Amount Reported in the "Stock Awards" Column in the Summary Compensation Table ($)	Plus - Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in the Fiscal Year ($) (c)	Plus / Minus - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus / Minus - Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years ($)(e)	Compensation Actually Paid ($)

2026	PEO	11,904,992	(6,999,947)	6,796,990	(549,844)	(268,910)	10,883,281
	Average for Non-PEO NEOs	3,824,621	(1,824,937)	1,772,024	(172,830)	(152,822)	3,446,056
2025	First PEO	10,051,429	(5,999,093)	4,038,327	(1,473,201)	(4,152,117)	2,465,345
	Second PEO	614,513	(83,579)	—	(1,404,561)	(11,067,805)	(11,941,432)
	Average for Non-PEO NEOs	3,661,555	(1,661,606)	1,118,517	(1,108,577)	(1,374,228)	635,661
2024	PEO	14,258,412	(8,499,746)	3,845,988	11,426,103	9,754,498	30,785,255
	Average for Non-PEO NEOs	4,586,787	(2,374,462)	3,721,124	2,447,199	1,841,407	10,222,055
2023	PEO	11,391,476	(7,999,562)	10,951,395	4,242,444	2,829,412	21,415,165
	Average for Non-PEO NEOs	2,961,401	(1,724,565)	2,383,845	780,911	397,687	4,799,279
2022	PEO	10,854,934	(7,999,651)	5,398,210	(1,160,869)	(901,654)	6,190,970
	Average for Non-PEO NEOs	3,867,018	(2,549,581)	1,946,763	(242,995)	(175,767)	2,845,438

Non-PEO NEO Average Total Compensation Amount	$ 3,824,621	$ 3,661,555	4,586,787	2,961,401	3,867,018
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,446,056	635,661	10,222,055	4,799,279	2,845,438
Adjustment to Non-PEO NEO Compensation Footnote	The table below provides the adjustments made to the "Summary Compensation Table" total compensation to arrive at the CAP to our PEOs, and the average CAP to our Non-PEO NEOs.

CALCULATION OF COMPENSATION ACTUALLY PAID(a)

Fiscal Year	NEOs	Summary Compensation Table Total ($)(b)	Minus - Amount Reported in the "Stock Awards" Column in the Summary Compensation Table ($)	Plus - Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in the Fiscal Year ($) (c)	Plus / Minus - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus / Minus - Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years ($)(e)	Compensation Actually Paid ($)

2026	PEO	11,904,992	(6,999,947)	6,796,990	(549,844)	(268,910)	10,883,281
	Average for Non-PEO NEOs	3,824,621	(1,824,937)	1,772,024	(172,830)	(152,822)	3,446,056
2025	First PEO	10,051,429	(5,999,093)	4,038,327	(1,473,201)	(4,152,117)	2,465,345
	Second PEO	614,513	(83,579)	—	(1,404,561)	(11,067,805)	(11,941,432)
	Average for Non-PEO NEOs	3,661,555	(1,661,606)	1,118,517	(1,108,577)	(1,374,228)	635,661
2024	PEO	14,258,412	(8,499,746)	3,845,988	11,426,103	9,754,498	30,785,255
	Average for Non-PEO NEOs	4,586,787	(2,374,462)	3,721,124	2,447,199	1,841,407	10,222,055
2023	PEO	11,391,476	(7,999,562)	10,951,395	4,242,444	2,829,412	21,415,165
	Average for Non-PEO NEOs	2,961,401	(1,724,565)	2,383,845	780,911	397,687	4,799,279
2022	PEO	10,854,934	(7,999,651)	5,398,210	(1,160,869)	(901,654)	6,190,970
	Average for Non-PEO NEOs	3,867,018	(2,549,581)	1,946,763	(242,995)	(175,767)	2,845,438

Compensation Actually Paid vs. Total Shareholder Return
The chart below illustrates the relationship between the CAP to our PEOs, and the average CAP to our Non-PEO NEOs in relation to our TSR, and the TSR of our peer group over each of our last five fiscal years. For this purpose, our peer group is the S&P 500 Apparel, Accessories & Luxury Goods Index. We do not use TSR as a direct performance measure for purposes of determining executive compensation, although we have adopted a TSR modifier that may impact the vesting amount of LTIP PSUs under certain circumstances.

Compensation Actually Paid vs. Net Income
The chart below illustrates the CAP to our PEOs, and the average CAP to our Non-PEO NEOs, in relation to our net income over each of our last five fiscal years. We do not use net income as a performance measure for purposes of determining executive compensation.

Compensation Actually Paid vs. Company Selected Measure
The chart below illustrates the CAP to our PEOs and the average CAP to our Non-PEO NEOs in relation to our consolidated operating income over each of our last five fiscal years. Consolidated operating income is the financial performance measure that, in our assessment, represents the most important financial performance measure to link CAP to our performance.

Total Shareholder Return Vs Peer Group
The chart below illustrates the relationship between the CAP to our PEOs, and the average CAP to our Non-PEO NEOs in relation to our TSR, and the TSR of our peer group over each of our last five fiscal years. For this purpose, our peer group is the S&P 500 Apparel, Accessories & Luxury Goods Index. We do not use TSR as a direct performance measure for purposes of determining executive compensation, although we have adopted a TSR modifier that may impact the vesting amount of LTIP PSUs under certain circumstances.

Tabular List, Table

Financial Performance Measures
Consolidated Operating Income
Consolidated Revenue
Consolidated Pre-Tax Income

Total Shareholder Return Amount	$ 181.8	203.0	284.9	136.1	82.9
Peer Group Total Shareholder Return Amount	42.6	39.0	43.0	51.8	77.6
Net Income (Loss)	$ 1,024,071,000	$ 966,091,000	$ 759,563,000	$ 516,822,000	$ 451,949,000
Company Selected Measure Amount	1,262,903,000	1,179,092,000	927,514,000	652,751,000	564,707,000
PEO Name	Stefano Caroti		Dave Powers	Dave Powers	Dave Powers
Additional 402(v) Disclosure	The dollar amounts included in this column reflect the total compensation of our PEOs and the average total compensation of our Non-PEO NEOs included in the "Total" column of the "Summary Compensation Table" for the applicable fiscal year. This table excludes adjustments for awards granted that vest in the same year, awards that failed to achieve their performance vesting conditions, and the payment of dividends, in each case because there is no applicable adjustment for any of the covered fiscal years.Represents amounts included in the "Total" column of the "Summary Compensation Table" for the applicable fiscal year.Represents the fair value, as of the end of the applicable fiscal year, of the outstanding and unvested awards granted during such fiscal year, calculated in accordance with FASB ASC Topic 718. For information about the assumptions underlying these computations, please refer to our consolidated financial statements included in our annual reports on Form 10-K for the applicable fiscal years.Represents the change in fair value, measured from the end of the prior fiscal year to the end of the covered fiscal year, of the outstanding and unvested awards that were granted in previous fiscal years, calculated in accordance with FASB ASC Topic 718. For information about the assumptions underlying these computations, please refer to our consolidated financial statements included in our annual reports on Form 10-K for the applicable fiscal years.Represents the change in fair value, measured from the end of the prior fiscal year to the applicable vesting date, of the equity awards that were granted in previous fiscal years and which vested during the applicable fiscal years, calculated in accordance with FASB ASC Topic 718. For information about the assumptions underlying these computations, please refer to our consolidated financial statements included in our annual reports on Form 10-K for the applicable fiscal years.
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Consolidated Pre-Tax Income
Caroti [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,904,992	$ 10,051,429	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	10,883,281	$ 2,465,345	0	0	0
PEO Name		Stefano Caroti
Powers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	$ 614,513	14,258,412	11,391,476	10,854,934
PEO Actually Paid Compensation Amount	0	$ (11,941,432)	30,785,255	21,415,165	6,190,970
PEO Name		Dave Powers
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,999,947)		(8,499,746)	(7,999,562)	(7,999,651)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,796,990		3,845,988	10,951,395	5,398,210
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(549,844)		11,426,103	4,242,444	(1,160,869)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(268,910)		9,754,498	2,829,412	(901,654)
PEO | Caroti [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (5,999,093)
PEO | Caroti [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,038,327
PEO | Caroti [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,473,201)
PEO | Caroti [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,152,117)
PEO | Powers [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(83,579)
PEO | Powers [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Powers [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,404,561)
PEO | Powers [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,067,805)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,824,937)	(1,661,606)	(2,374,462)	(1,724,565)	(2,549,581)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,772,024	1,118,517	3,721,124	2,383,845	1,946,763
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,830)	(1,108,577)	2,447,199	780,911	(242,995)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (152,822)	$ (1,374,228)	$ 1,841,407	$ 397,687	$ (175,767)